Share-Based Payments	12 Months Ended
Dec. 31, 2021
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Share-Based Payments
22	SHARE-BASED PAYMENTS
During the year ended December 31, 2021, the Group had the following share-based payment arrangements. The Group did not have such transactions during 2019 and 2020.
Performance Share Plan (equity-settled)
On August 26, 2021, the board of directors approved and adopted the Performance Share Plan (the “PSP”) which allows the Group to offer ordinary shares or American Depositary Shares (“ADSs”) to eligible employees, officers, consultants and directors (“participants”) who fulfil certain performance criteria. Under the PSP, the number of ordinary shares or ADSs awarded shall not exceed
5.0%

of the total number of issued and outstanding shares of TDCX.
The number of shares granted is calculated in accordance with the performance-based formula. The formula rewards to eligible participants to the extent of the Group’s and the individual’s achievement judged against the following measures:

(i)	Adjusted EBITDA
(ii)	Group employee satisfaction score
(iii)	Group customer satisfaction score
(iv)	Total shareholder return

2021
Number of share awards
Outstanding at the beginning of the year	—
Granted during the year	1,508,855

Outstanding at the end of the year	1,508,855

The
 awards granted during the year will vest in
four
tranches and each tranche has its own performance conditions and vesting period. The weighted average fair value of the share awards at the grant date was
 U$
26.51
.

The awards outstanding at the end of the year had a weighted average remaining contractual life of 2.15 years.

The fair value of the shares awards has been measured using a Monte Carlo simulation model.
The inputs into the model are as follows:

2021
Expected volatility	29.0%
Expected term	0.45 t o 3.45 years
Risk free rate	0.1% - 0.9%
Expected dividend yield	Nil

Expected volatility was determined by calculating the historical volatility of the share prices of comparable companies over the previous four years. The Group recognized expenses of S$5.2 million (2020:
S
$Nil) during the year in respect of the
equity
-settled share awards.